Equity - Additional information (Detail)											1 Months Ended	12 Months Ended
	Mar. 31, 2025 PEN (S/)	Mar. 31, 2025 USD ($) $ / shares	Nov. 20, 2024 PEN (S/) shares	Nov. 12, 2024 PEN (S/)	Apr. 01, 2024 PEN (S/)	Apr. 01, 2024 USD ($) $ / shares	Mar. 31, 2023 PEN (S/)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 PEN (S/)	Mar. 31, 2022 USD ($) $ / shares	Jul. 31, 2019 $ / shares	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 PEN (S/) shares	Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
Common stock, nominal value | $ / shares											$ 0
Common stock, issuance value per share | $ / shares											$ 9.72
Subscribed and paid-in common shares | shares												115,447,705		115,447,705
Dividends distribution declared					S/ 427,369,000	$ 115,443,000,000	S/ 511,788,000	$ 136,222,000	S/ 751,532,000	$ 202,025,000
Dividends distribution declared, per share | $ / shares						$ 1		$ 1.18		$ 1.75
Treasury stock, sold value			S/ 75,000
Regulatory capital requirement												According to Legislative Decree No. 1028 and amendments, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.	According to Legislative Decree No. 1028 and amendments, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
Additional regulatory capital												S/ 731,841,000		S/ 594,256,000
Percentage of solvency												35.00%	35.00%
Legal and special reserves												S/ 1,779,383,000		1,670,500,000
Purchase of treasury shares												S/ 122,688,000		S/ 80,946,000
Purchase Of Treasury Share | shares												1,191,553	1,191,553	938,371	938,371
Sale Or Issue Of Treasury Share | shares			750
Repurchase Of Treasury Shares Value | $								$ 100,000,000
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividends distribution declared	S/ 420,096,000	$ 115,443,000,000
Dividends distribution declared, per share | $ / shares		$ 1
Common Shares
Disclosure of classes of share capital [line items]
Purchase of treasury shares												S/ 169,000
Purchase Of Treasury Share | shares												2,000	2,000
Interfondos SA Sociedad Administradora de Fondos [Member]
Disclosure of classes of share capital [line items]
Entity shares held by subsidiary, shares | shares												2,159,000		967,000
Entity shares held by subsidiary, value												S/ 206,997,000		S/ 84,309,000
Purchase of treasury shares												S/ 122,688,000	$ 32,847,000	S/ 81,021,000	$ 21,952,000
Interfondos SA Sociedad Administradora de Fondos [Member] | Common Shares
Disclosure of classes of share capital [line items]
Purchase of treasury shares | $													$ 45,000
Reserve [Member]
Disclosure of classes of share capital [line items]
Reserve charged to retained earnings				S/ 2,300,000,000					S/ 800,000,000